Income Taxes - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income taxes [line items]
Provincial corporate tax rate	26.50%	27.00%	27.00%
Deferred tax (expense) recovery	$ 387,000,000	$ 78,000,000
Income tax rate		21.00%	35.00%
Deferred tax liability has been recognized	0	$ 0
Amounts of tax pools available, including tax losses	8,761,000,000	9,326,000,000
Net capital losses recognized as a deferred income tax asset	100,000,000
Canadian Federal Non Capital Losses [Member]
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	696,000,000	1,375,000,000
US Federal Net Operating Losses [Member]
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	188,000,000
Canadian Net Capital Losses [Member]
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	188,000,000	8,000,000
Net capital losses associated with unrealized foreign exchange losses	$ 262,000,000	$ 661,000,000
Alberta [Member]
Disclosure of income taxes [line items]
Provincial corporate tax rate	8.00%	12.00%
Reduction in provincial corporate tax rate enacted period	4 years
Deferred tax (expense) recovery	$ 671,000,000
Internal Restructuring [Member]
Disclosure of income taxes [line items]
Deferred tax (expense) recovery	$ 387,000,000